Segmented information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segmented information

12.	Segmented information:

In accordance with ASC 280-10-50-11 Segmented Disclosure, the Company operates one reportable business segments, the sale of Ad tech advertising. The Company’s chief operating decision makers are the Chairman, Chief Executive Officer and President. The Company’s chief operating decision makers reviews financial information on a consolidated basis, principally to make decisions about how to allocate resources and to measure the Company’s performance. The chief operating decision maker reviews consolidated net income (loss), which is the measure of financial profit and loss most closely aligned with generally accepted accounting principles.

Reconciliation to net income:

	Six Months ended June 30, 2025	Six Months ended June 30, 2024	Three Months ended June 30, 2025	Three Months ended June 30, 2024
Revenue	$5,168,519	$4,272,246	$2,430,216	$2,479,175

Cost of revenue	2,345,674	2,070,668	1,105,072	1,233,994

Gross profit	2,822,845	2,201,578	1,325,144	1,245,181

Segment operating expenses	2,979,597	2,207,470	1,808,449	1,124,703
Total operating (loss) income	(156,752)	(5,892)	(483,305)	120,478

Unallocated expenses	865,173	736,743	583,860	352,638
Amortization and expiration of Operating lease right-of-use assets	-	6,781	-	-
Depreciation	90,955	153,489	45,595	45,437
Foreign exchange (gain) loss	(12,133)	28,760	21,064	4,655
Interest income	(6,238)	(10)	(5,764)	(4)
Loss on disposal of equipment	-	1,927	-	-
Stock-based compensation	89,449	172,570	45,581	104,321

Net loss before income taxes	$(1,183,958)	(1,106,152)	(1,173,641)	(386,569)

The Company had the following revenue by geographical region based on impression served.

	Six Months ended June 30, 2025	Six Months ended June 30, 2024	Three Months ended June 30, 2025	Three Months ended June 30, 2024
Total revenue
Western Europe	$1,736,617	$1,883,343	$976,639	$1,251,397
Central, Eastern and Southern Europe	519,401	210,060	355,707	119,663
North America	2,696,357	2,032,125	949,874	1,047,319
Rest of World	216,144	146,718	147,996	60,796

Total revenue	$5,168,519	$4,272,246	$2,430,216	$2,479,175

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2025 and 2024

(Unaudited)

12.	Segmented information: (Continued)

Equipment

The Company’s equipment is located as follows:

Net Book Value	June 30, 2025	December 31, 2024

Canada	$17,191	$17,213
Israel	8,143	5,707
United Kingdom	2,331	2,883
Total equipment	$27,665	$25,803